STOCKHOLDERS' EQUITY, Preferred Stock (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 14, 2022 USD ($) shares	Jun. 09, 2022 shares	Feb. 28, 2022 USD ($) $ / shares
Preferred Stock [Abstract]
Value of preferred stock converted to common stock at the earlier IPO	$ 50,000,000.0	$ 50,000,000.0
Percentage of vote of outstanding preferred stock	63.00%	63.00%
Conversion ratio of preferred stock to common stock	1	1
Preferred stock, dividend declared	$ 0	$ 0
Subsequent Event [Member]
Preferred Stock [Abstract]
Conversion ratio of preferred stock to common stock			1
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference	11,500,000	11,500,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock [Abstract]
Shares issued upon conversion (in shares) | shares			5,088,944
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference	5,000,000.0	5,000,000.0
Series B Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock [Abstract]
Shares issued upon conversion (in shares) | shares			4,584,202
Series Seed Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference	2,400,000	$ 2,400,000
Series Seed Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock [Abstract]
Shares issued upon conversion (in shares) | shares			6,911,715
15% Convertible Promissory Notes [Member]
Preferred Stock [Abstract]
Debt instrument, face amount	$ 7,000,000.0				$ 7,000,000.0
15% Convertible Promissory Notes [Member] | Subsequent Event [Member]
Preferred Stock [Abstract]
Conversion ratio of preferred stock to common stock			1
Debt instrument, face amount			$ 11,000,000.0
Shares issued upon conversion (in shares) | shares				730,493
15% Convertible Promissory Notes [Member] | Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Conversion price (in dollars per share) | $ / shares	$ 2.508067				$ 2.508067